Share - Based Compensation - Stock Option Plan (Details) - Stock Options	12 Months Ended
	Oct. 31, 2021 EquityInstruments $ / shares	Oct. 31, 2020 EquityInstruments $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of year (in shares) | EquityInstruments	620,666	707,333
Granted (i) | EquityInstruments	2,058,885	13,333
Forfeited | EquityInstruments	(448,051)	(100,000)
Exercised | EquityInstruments	(325,371)
Balance, end of period | EquityInstruments	1,906,129	620,666
Exercisable, end of period | EquityInstruments	596,666	491,375
Balance, beginning of year (in dollars per share) | $ / shares	$ 7.50	$ 7.50
Granted (i) | $ / shares	6.12	7.50
Forfeited | $ / shares	9.51	7.50
Exercised | $ / shares	3.73
Balance, end of period | $ / shares	6.51	7.50
Exercisable, end of period | $ / shares	$ 7.55	$ 7.50